SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Earnings Per Share (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Earnings Per Share
Total Common Stock Equivalents	3,383,133	3,318,240	3,065,376	3,010,080
Convertible Preferred Stock
Earnings Per Share
Total Common Stock Equivalents	2,605,191	2,572,899	2,494,347	2,494,347
Options
Earnings Per Share
Total Common Stock Equivalents	694,729	662,128	492,749	437,453
Warrants for equity investors and placement agent
Earnings Per Share
Total Common Stock Equivalents	83,213	83,213	78,280	78,280